Notes on the Consolidated Balance Sheet - Maturity structure of contract liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Non-current contract liabilities	€ 5
Non-current contract liabilities		€ 23
Current contract liabilities	16,604
Current contract liabilities		20,354
Total contract liabilities	€ 16,609	€ 20,377